Net Income (Loss) per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income (Loss) per Share

15. Net Income (Loss) per Share

Basic earnings per share of Common Stock is calculated by dividing net income available to holders of Common stock by the weighted average number of shares of Common Stock outstanding for the period. The diluted earnings per share of Common Stock calculation assumes the issuance of all dilutive potential common shares outstanding. Dilutive potential Common Stock consists of incremental shares of Class A Common Stock issuable upon the exercise of the stock options.

The following table summarizes the calculation of basic and diluted net income (loss) per common share (in thousands, except per share data):

	Year Ended December 31,
	2021	2020	2019
Net income (loss)	$36,262	$30,426	$(16,991)

Basic earnings per share
Basic weighted average shares outstanding	366,651	363,326	363,326
Basic earnings (loss) per share	$0.10	$0.08	$(0.05)

Diluted earnings per share
Basic weighted average shares outstanding	366,651	363,326	363,326
Dilutive effect of stock options	65,599	21,687	—
Diluted weighted average shares outstanding	432,250	385,013	363,326
Diluted earnings (loss) per share	$0.08	$0.08	$(0.05)

The following shares were excluded from the calculation of diluted net loss per share calculation as their effect would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2021	2020	2019
Stock options	54	4,329	15,200
Warrants	125	—	—